Note 17 - Commitments and Guarantees (Details Textual) $ in Thousands, $ in Millions	9 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Sep. 30, 2018 CAD ($)
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities		$ 57,900
Credit facility [member]
Statement Line Items [Line Items]
Maximum insured amount per year	$ 50
Borrowings, letters of credit		$ 95,700	$ 89,400
Entering into significant insurance agreement [member]
Statement Line Items [Line Items]
Maximum insured amount per event	25
Maximum insured amount over 80 month period	$ 225
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	8